Financial assets at FVTPL - Summary of financial assets at fair value through profit or loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
- Investment in a listed company	¥ 56,919	¥ 0
Current
- Non-equity investments	1,685,146	317,042
Financial assets at FVTPL	¥ 1,742,065	¥ 317,042